Shareholder's Equity (Details) (USD $)	12 Months Ended			12 Months Ended						6 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 02, 2012	Dec. 31, 2012 At The Market (ATM) Programs	Dec. 31, 2011 At The Market (ATM) Programs	Dec. 31, 2010 At The Market (ATM) Programs	Dec. 31, 2012 At The Market ATM Programs [Member]	Dec. 31, 2011 At The Market ATM Programs [Member]	Dec. 31, 2010 At The Market ATM Programs [Member]	Jun. 30, 2012 Initial Public Offering [Member]	Aug. 26, 2010 Maximum [Member]	Nov. 05, 2009 Maximum [Member]	Dec. 31, 1999 Maximum [Member]	Dec. 31, 2012 Period Covered from 1999 to 2011	Jun. 30, 2010 Redeemable Preferred Stock [Member]	Dec. 31, 2010 Redeemable Preferred Stock [Member]	Dec. 31, 2003 Redeemable Preferred Stock [Member]	Jun. 02, 2003 Redeemable Preferred Stock [Member]	Dec. 31, 2012 Dividend and Distribution Reinvestment and Share Purchase Plan	Dec. 31, 2011 Dividend and Distribution Reinvestment and Share Purchase Plan	Dec. 31, 2010 Dividend and Distribution Reinvestment and Share Purchase Plan	Dec. 31, 2012 Dividend and Distribution Reinvestment and Share Purchase Plan Minimum [Member]	Dec. 31, 2012 Dividend and Distribution Reinvestment and Share Purchase Plan Maximum [Member]	Dec. 31, 2012 Noncontrolling Interest [Member]	Dec. 31, 2011 Noncontrolling Interest [Member]
Stockholders Equity Note [Line Items]
Operating partnership units outstanding	41,453,000	38,540,000
General Partners' Capital Account, Units Outstanding	39,721,461	36,603,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	95.80%	95.00%
Limited Partners' Capital Account, Units Outstanding	1,731,672	1,937,669																							1,937,669
Number of common shares issuable upon conversion of operating partnership units (shares)																									1,937,669
Limited Partners' Capital Account	$ 30,993,000	$ 28,729,000																						$ 112,125,762	$ 121,201,000
Redeem shares, par or stated value per share (dollars per share)																								$ 64.75	$ 62.55
Preferred stock, per share liquidation preference (dollars per share)																	$ 25.00
Preferential cumulative annual distribution (dollars per share)																	$ 2.075
Preferred stock, shares issued (shares)																	6,200,000
Net proceeds from issuance of Preferred Stock																	150,100,000
Redemption of preferred stock (shares)															3,100,001
Preferred Stock, Units Issued																		6,200,000
Redemption of preferred stock, write-off related to premiums and original issuance costs																5,100,000
Optional cash investments in common shares																						250	5,000
Common stock registered for Dividend and Distribution Reinvestment and Share Purchase Plan (shares)	100,000,000	100,000,000																					7,600,000
Discount rate on sale of common stock (percent)																							5.00%
Common stock issued for shareholders to reinvest distributions (shares)																			14,260	509,116	568,323
Discount rate for optional cash purchases (percent)																			2.00%	2.00%	2.00%
Shares Subject To Issuance Pursuant To Sales Agreement											6,000,000	4,000,000
Common stock shares issued (shares)				1,155,511	3,303,273	5,077,201	578,015
Shares sold on underwritten public offering			1,955,000
Proceeds from issuance of common stock, net of applicable fees							75,900,000	204,500,000	274,600,000	120,100,000
Proceeds from issuance of common stock							$ 77,000,000	$ 207,700,000	$ 278,500,000
Common stock authorized for repurchase plan (shares)													4,000,000.0
Common stock repurchased and retired (shares)														1,900,000